UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Active Bond Fund – September 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 42.8%

	Financials — 14.1%
$233,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	$232,709
134,000	Ally Financial, Inc., 8.000%, 11/1/31	159,460
176,000	American Express Credit Corp.,
	2.600%, 9/14/20	176,802
300,000	Bank of America Corp.,
	6.100%, 12/29/49(A)(B)	292,500
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	240,116
300,000	Bank of New York Mellon Corp. (The),
	4.950%, 12/29/49(A)(B)	295,500
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	158,760
265,000	Capital One NA/Mclean VA,
	1.650%, 2/5/18	262,375
47,000	CIT Group, Inc., 5.000%, 8/15/22	46,941
125,000	Citigroup, Inc., 3.300%, 4/27/25	121,754
300,000	Citigroup, Inc., 5.350%, 4/29/49(A)(B)	279,750
27,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	27,608
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey), 144a,
	2.750%, 3/26/20	249,302
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	176,442
16,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	16,000
135,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	135,151
155,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	174,342
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	219,997
1,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	980
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	128,253
25,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/31/49(A)(B)	24,422
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)(B)	298,875
13,000	Iron Mountain, Inc. REIT, 144a,
	6.000%, 10/1/20	13,126
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	145,104
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)(B)	282,846
14,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)(B)	13,755
28,000	MetLife, Inc., 5.250%, 12/29/49(A)(B)	27,720
80,000	Morgan Stanley, 3.950%, 4/23/27	77,046
300,000	Morgan Stanley, 5.450%, 7/29/49(A)	295,353
166,000	Navient LLC MTN, 6.125%, 3/25/24	132,800
160,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	161,740
231,000	PHH Corp., 6.375%, 8/15/21	207,900
160,000	PNC Bank NA, 2.700%, 11/1/22	154,335
165,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	170,280
13,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	12,204
130,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	162,777
185,000	Ventas Realty LP, REIT, 1.550%, 9/26/16	185,489
23,000	Vereit Operating Partnership LP REIT,
	4.600%, 2/6/24	22,080
175,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	189,042
275,000	Wells Fargo & Co.,
	5.900%, 12/12/49(A)(B)	275,000
285,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	274,232
180,000	Welltower Inc. REIT, 6.125%, 4/15/20	205,738
		6,726,606

	Consumer Discretionary — 6.7%
12,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	11,732
1,000	AMC Networks, Inc., 7.750%, 7/15/21	1,058
230,000	AutoNation, Inc., 5.500%, 2/1/20	251,850
20,000	Belo Corp., 7.250%, 9/15/27	20,850
6,000	Cable One, Inc., 144a, 5.750%, 6/15/22	5,913
32,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	24,240
215,000	CBS Corp., 4.900%, 8/15/44	198,531
233,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	234,748
124,000	CCO Safari II LLC, 144a,
	6.484%, 10/23/45	125,097
233,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	219,311
25,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	24,125
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	197,578
225,000	Discovery Communications LLC,
	3.450%, 3/15/25	208,452
233,000	DISH DBS Corp., 6.750%, 6/1/21	224,407
90,000	Dollar General Corp., 3.250%, 4/15/23	85,765
19,000	DR Horton, Inc., 4.375%, 9/15/22	18,858
205,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	222,380
150,000	Home Depot, Inc., 5.950%, 4/1/41	188,957
10,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	9,700
4,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	3,720
4,000	Lennar Corp., 4.750%, 11/15/22	3,883
19,000	Lennar Corp., 4.750%, 5/30/25	18,145

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.8% (Continued)

	Consumer Discretionary — (Continued)
$290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	$293,203
8,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	7,900
1,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	1,002
14,000	Quad/Graphics, Inc., 7.000%, 5/1/22	12,530
16,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	15,760
240,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	240,216
3,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	2,932
205,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	212,688
11,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	11,055
14,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.250%, 4/15/21	13,930
40,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	31,625
28,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	26,460
13,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	11,911
		3,180,512

	Energy — 4.0%
375,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	325,228
92,000	Buckeye Partners LP, 4.150%, 7/1/23	84,473
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	155,601
115,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	76,475
12,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	11,626
156,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	138,021
231,000	FTS International, Inc., 6.250%, 5/1/22	71,610
5,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	4,400
50,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	46,925
122,000	Hess Corp., 5.600%, 2/15/41	113,691
260,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	230,028
233,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	62,910
205,000	Marathon Oil Corp., 2.800%, 11/1/22	183,471
13,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 6/1/25	11,957
33,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	27,060
170,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	166,175
135,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	124,456
22,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	19,140
17,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	16,320
49,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	34,422
		1,903,989

	Industrials — 3.4%
56,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	56,000
200,000	Air Lease Corp., 5.625%, 4/1/17	208,750
4,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	4,100
25,000	Anixter, Inc., 144a, 5.500%, 3/1/23	24,625
88,000	Aviation Capital Group Corp., 144a,
	2.875%, 9/17/18	87,920
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	302,937
175,000	FedEx Corp., 5.100%, 1/15/44	183,323
39,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	28,958
132,000	John Deere Capital Corp.,
	2.450%, 9/11/20	133,082
26,000	KLX, Inc., 144a, 5.875%, 12/1/22	25,293
116,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	93,380
14,000	Orbital ATK, Inc., 144a,
	5.500%, 10/1/23	14,035
200,000	Republic Services, Inc., 3.550%, 6/1/22	205,043
103,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	103,329
163,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	172,780
		1,643,555

	Telecommunication Services — 3.1%
27,000	Altice Financing SA, 144a,
	6.625%, 2/15/23	25,971
105,000	AT&T, Inc., 3.900%, 3/11/24	106,778
40,000	AT&T, Inc., 4.350%, 6/15/45	34,333
125,000	AT&T, Inc., 4.500%, 5/15/35	114,352
3,000	CenturyLink, Inc., 5.800%, 3/15/22	2,565
1,000	CenturyLink, Inc., 6.450%, 6/15/21	915
17,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	16,872
113,000	Frontier Communications Corp.,
	6.875%, 1/15/25	89,270

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.8% (Continued)

	Telecommunication Services — (Continued)
$86,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	$78,905
28,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	28,315
170,000	Qwest Corp., 6.750%, 12/1/21	179,881
13,000	Sable International Finance Ltd.
	(Cayman Islands), 144a,
	6.875%, 8/1/22	13,098
84,000	Sprint Communications Inc.,
	6.000%, 11/15/22	63,210
3,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	3,322
233,000	T-Mobile USA, Inc., 6.731%, 4/28/22	232,418
6,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	6,210
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	308,172
3,000	ViaSat, Inc., 6.875%, 6/15/20	3,150
254,000	Windstream Corp., 6.375%, 8/1/23	183,032
		1,490,769

	Consumer Staples — 2.9%
10,000	B&G Foods, Inc., 4.625%, 6/1/21	9,625
68,000	Cott Beverages, Inc., 5.375%, 7/1/22	65,874
4,000	Cott Beverages, Inc., 6.750%, 1/1/20	4,110
240,000	CVS Health Corp., 3.875%, 7/20/25	247,394
14,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	13,720
3,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	3,076
7,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	7,262
50,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	46,000
165,000	JM Smucker Co. (The), 144a,
	4.375%, 3/15/45	158,540
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	192,680
233,000	Post Holdings, Inc., 7.375%, 2/15/22	236,495
160,000	Reynolds American, Inc.,
	3.250%, 6/12/20	164,565
20,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	20,400
200,000	Sysco Corp., 2.600%, 10/1/20	200,171
		1,369,912

	Health Care — 2.4%
90,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	86,944
78,000	Allina Health System,
	4.805%, 11/15/45	80,291
180,000	Celgene Corp., 2.875%, 8/15/20	181,633
175,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	182,000
176,000	Gilead Sciences, Inc., 2.550%, 9/1/20	177,100
86,000	HCA, Inc., 6.500%, 2/15/20	93,740
17,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC, 144a,
	5.625%, 10/15/23	15,470
7,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	6,239
82,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	85,407
5,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	4,950
29,000	Select Medical Corp., 6.375%, 6/1/21	28,275
78,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	76,830
3,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	3,030
5,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	5,275
140,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	141,400
		1,168,584

	Information Technology — 2.2%
41,000	Applied Materials, Inc.,
	2.625%, 10/1/20	41,124
204,000	Automatic Data Processing, Inc.,
	2.250%, 9/15/20	205,251
8,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	8,058
2,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	2,090
212,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	211,881
100,000	Intel Corp., 3.300%, 10/1/21	105,039
208,000	McGraw Hill Financial, Inc., 144a,
	3.300%, 8/14/20	211,638
85,000	Microsoft Corp., 3.500%, 2/12/35	79,037
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	188,855
		1,052,973

	Materials — 2.1%
11,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	10,368
15,000	Alcoa, Inc., 5.125%, 10/1/24	14,288
233,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	210,136
56,000	Cascades, Inc., 144a, 5.750%, 7/15/23	53,480
25,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	16,812
13,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	8,548
35,000	Domtar Corp., 10.750%, 6/1/17	39,863
3,000	FMG Resources August 2006 Pty Ltd.,
	144a, 9.750%, 3/1/22	2,794
140,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	119,350
165,000	International Paper Co.,
	5.150%, 5/15/46	161,188

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.8% (Continued)

	Materials — (Continued)
$175,000	LyondellBasell Industries N.V.
	(Netherlands), 6.000%, 11/15/21	$197,766
9,000	Norbord, Inc. (Canada), 144a,
	5.375%, 12/1/20	8,910
104,000	Southern Copper Corp.,
	5.875%, 4/23/45	84,432
84,000	Vulcan Materials Co., 4.500%, 4/1/25	82,320
		1,010,255

	Utilities — 1.9%
3,000	AES Corp. VA, 8.000%, 6/1/20	3,390
3,000	Calpine Corp., 144a, 7.875%, 1/15/23	3,202
264,000	Dominion Resources, Inc. VA,
	7.500%, 6/30/66(A)	237,270
140,000	Duke Energy Progress, Inc.,
	4.150%, 12/1/44	140,854
145,000	Dynegy, Inc., 5.875%, 6/1/23	135,938
87,000	Dynegy, Inc., 7.375%, 11/1/22	87,761
124,000	PacifiCorp, 5.750%, 4/1/37	150,000
165,000	Talen Energy Supply LLC,
	6.500%, 5/1/18	167,475
		925,890
	Total Corporate Bonds	$20,473,045

	U.S. Treasury Obligations — 23.2%
125,000	U.S. Treasury Bond, 1.375%, 3/31/20	125,378
1,635,000	U.S. Treasury Bond, 2.125%, 5/15/25	1,644,836
680,000	U.S. Treasury Bond, 2.875%, 8/15/45	679,663
57,000	U.S. Treasury Bond, 3.000%, 5/15/45	58,331
2,655,000	U.S. Treasury Inflation Indexed Bonds,
	0.250%, 1/15/25	2,564,097
2,170,000	U.S. Treasury Inflation Indexed Bonds,
	0.750%, 2/15/45	1,907,174
4,110,000	U.S. Treasury Note, 0.875%, 11/15/17	4,124,558
	Total U.S. Treasury Obligations	$11,104,037

	U.S. Government Mortgage-Backed
	Obligations — 17.8%
44,550	FHLMC, Pool #A56988, 5.500%, 2/1/37	49,347
201,104	FHLMC, Pool #A95946, 4.000%, 1/1/41	214,787
222,089	FHLMC, Pool #A96485, 4.500%, 1/1/41	241,696
74,955	FHLMC, Pool #G03217, 5.500%, 9/1/37	83,057
34,259	FHLMC, Pool #G03781, 6.000%, 1/1/38	38,632
85,327	FHLMC, Pool #G06031, 5.500%, 3/1/40	94,523
126,011	FHLMC, Pool #J27931, 3.500%, 4/1/29	133,562
14,649	FNMA, Pool #254759, 4.500%, 6/1/18	15,181
11,001	FNMA, Pool #535290, 8.000%, 5/1/30	13,350
9,518	FNMA, Pool #561741, 7.500%, 1/1/31	11,330
21,774	FNMA, Pool #889734, 5.500%, 6/1/37	24,380
74,300	FNMA, Pool #899079, 5.000%, 3/1/37	81,776
29,400	FNMA, Pool #933806, 5.000%, 5/1/38	32,350
16,840	FNMA, Pool #974401, 4.500%, 4/1/23	17,847
23,865	FNMA, Pool #974403, 4.500%, 4/1/23	25,214
41,264	FNMA, Pool #984256, 5.000%, 6/1/23	44,552
29,118	FNMA, Pool #995220, 6.000%, 11/1/23	32,069
29,192	FNMA, Pool #995472, 5.000%, 11/1/23	31,592
130,238	FNMA, Pool #AB1149, 5.000%, 6/1/40	143,780
103,922	FNMA, Pool #AB1800, 4.000%, 11/1/40	111,892
496,516	FNMA, Pool #AB5910, 3.000%, 8/1/32	515,147
84,560	FNMA, Pool #AB5989, 2.500%, 8/1/27	87,008
182,965	FNMA, Pool #AD3795, 4.500%, 4/1/40	198,955
297,946	FNMA, Pool #AD9150, 5.000%, 8/1/40	329,885
420,911	FNMA, Pool #AE0548, 4.500%, 11/1/40	457,735
46,591	FNMA, Pool #AE0831, 6.000%, 9/1/39	52,480
277,953	FNMA, Pool #AE4429, 4.000%, 10/1/40	297,126
26,685	FNMA, Pool #AH2666, 4.000%, 1/1/26	28,403
52,848	FNMA, Pool #AH3493, 4.000%, 2/1/26	56,296
146,510	FNMA, Pool #AI0805, 4.500%, 7/1/41	159,098
94,433	FNMA, Pool #AI6697, 3.000%, 9/1/26	98,759
507,195	FNMA, Pool #AJ5457, 4.000%, 11/1/41	544,537
506,640	FNMA, Pool #AL0054, 4.500%, 2/1/41	550,982
103,332	FNMA, Pool #AL2663, 4.000%, 1/1/26	110,001
437,182	FNMA, Pool #AL3318, 3.500%, 3/1/43	459,630
453,941	FNMA, Pool #MA1175, 3.000%, 9/1/42	461,847
316,466	FNMA, Pool #MA1543, 3.500%, 8/1/33	334,402
306,637	FNMA, Pool #MA2177, 4.000%, 2/1/35	330,429
473,649	GNMA, Pool #4853, 4.000%, 11/20/40	508,998
322,603	GNMA, Pool #4883, 4.500%, 12/20/40	351,434
141,927	GNMA, Pool #736696, 4.500%, 5/15/40	153,977
25,862	GNMA, Pool #748495, 4.000%, 8/15/40	27,611
12,392	GNMA, Pool #8503, 1.625%, 9/20/24(A)	12,899
482,940	GNMA, Pool #AD1745,
	3.000%, 2/20/43	495,451
434,472	GNMA, Pool #MA1157,
	3.500%, 7/20/43	456,487
	Total U.S. Government
	Mortgage-Backed Obligations	$8,520,494

	Commercial Mortgage-Backed Securities — 3.6%
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	366,706
44,074	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.734%, 4/10/49(A)	44,261
284,668	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.357%, 6/15/34(A)	283,511
66,515	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	66,952
369,549	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.188%, 11/5/30(A)	369,088

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 3.6%
	(Continued)
$270,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.438%, 1/15/32(A)	$268,708
325,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	343,660
	Total Commercial
	Mortgage-Backed Securities	$1,742,886

	Asset-Backed Securities — 3.5%
397,000	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	397,029
370,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	370,647
304,046	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	276,950
210,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	209,958
373,415	RAMP Trust, Ser 2004-RS7, Class AI5,
	5.624%, 7/25/34(C)	347,948
70,208	Santander Drive Auto Receivables
	Trust, Ser 2013-5, Class A3,
	0.820%, 2/15/18	70,201
	Total Asset-Backed Securities	$1,672,733

	Non-Agency Collateralized Mortgage
	Obligations — 1.6%
333,724	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)	337,338
30,927	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(C)	31,565
77,800	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	78,180
141,120	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	114,354
129,668	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	110,655
88,553	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	87,174
	Total Non-Agency Collateralized
	Mortgage Obligations	$759,266

	Municipal Bonds — 0.8%

	Illinois — 0.1%
35,000	IL St, Pension, UTGO, 5.100%, 6/1/33	32,788

	New York — 0.7%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(C)	329,802
	Total Municipal Bonds	$362,590

	Sovereign Bonds — 0.3%
74,000	Province of Quebec Canada, 2.625%,
	2/13/23	75,402
100,000	Turkey Government International
	Bond, 4.250%, 4/14/26	90,875
	Total Sovereign Bonds	$166,277

	Agency Collateralized Mortgage
	Obligation — 0.0%
13,477	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	14,354

Shares

	Investment Fund — 2.5%
1,182,207	Dreyfus Cash Management,
	Institutional Shares, 0.06%∞Ω	1,182,207

	Total Investment Securities —96.1%
	(Cost $46,821,334)	$45,997,889

	Other Assets in
	Excess of Liabilities — 3.9%	1,879,380

	Net Assets — 100.0%	$47,877,269

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2015.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2015.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Touchstone Active Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange, Inc.

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $4,794,500 or 10.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$20,457,575	$—	$20,473,045
U.S. Treasury Obligations	—	11,104,037	—	11,104,037
U.S. Government Mortgage-Backed Obligations	—	8,520,494	—	8,520,494
Commercial Mortgage-Backed Securities	—	1,742,886	—	1,742,886
Asset-Backed Securities	—	1,672,733	—	1,672,733
Non-Agency Collateralized Mortgage Obligations	—	759,266	—	759,266
Municipal Bonds	—	362,590	—	362,590
Sovereign Bonds	—	166,277	—	166,277
Agency Collateralized Mortgage Obligations	—	14,354	—	14,354
Investment Fund	1,182,207	—	—	1,182,207
				$45,997,889

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments*

Swap Agreements Credit Contracts	$—	$(70,109)	$—	$(70,109)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation of swap agreements.

Touchstone Active Bond Fund (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

			Receive
	Termination	Notional	Fixed		Asset Backed/		Upfront	Unrealized
Counterparty	Date	Amount(2)	Rate	Clearinghouse	Credit Indices	Value(3)	Premium Paid	(depreciation)
Wells Fargo	6/20/20	$2,400,000	5.000%	ICE	MarkitCDX.NA.HY.24	$70,399	$140,508	$(70,109)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability(or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values(sell protection) or increasing market values(buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Baron Small Cap Growth Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Health Care — 24.3%
ABIOMED, Inc.*	1,015	$94,152
Acadia Pharmaceuticals, Inc.*	1,479	48,911
Acceleron Pharma, Inc.*	643	16,011
Accuray, Inc.*	3,165	15,809
Achillion Pharmaceuticals, Inc.*	2,847	19,673
Adeptus Health, Inc. - Class A*	191	15,425
Advaxis, Inc.*	1,443	14,762
Aerie Pharmaceuticals, Inc.*	1,191	21,128
Agenus, Inc.*	3,026	13,920
Agile Therapeutics, Inc.*	2,494	16,810
Air Methods Corp.*	552	18,818
Alder Biopharmaceuticals, Inc.*	649	21,261
Alimera Sciences, Inc.*	7,067	15,618
Alliance HealthCare Services, Inc.*	1,334	13,020
AMAG Pharmaceuticals, Inc.*	643	25,546
Amedisys, Inc.*	518	19,669
Amicus Therapeutics, Inc.*	3,103	43,411
AMN Healthcare Services, Inc.*	897	26,919
Anacor Pharmaceuticals, Inc.*	993	116,886
ANI Pharmaceuticals, Inc.*	387	15,290
Antares Pharma, Inc.*	11,375	19,338
Anthera Pharmaceuticals, Inc.*	2,478	15,091
Aratana Therapeutics, Inc.*	1,110	9,391
Ardelyx, Inc.*	1,006	17,384
Arena Pharmaceuticals, Inc.*	7,782	14,864
ARIAD Pharmaceuticals, Inc.*	4,257	24,861
Array BioPharma, Inc.*	3,497	15,946
Assembly Biosciences, Inc.*	1,497	14,311
Atara Biotherapeutics, Inc.*	1,367	42,979
AtriCure, Inc.*	814	17,835
BioCryst Pharmaceuticals, Inc.*	1,702	19,403
BioDelivery Sciences International, Inc.*	2,999	16,674
BioTelemetry, Inc.*	1,259	15,410
BioTime, Inc.*	5,682	17,046
Cambrex Corp.*	816	32,379
Cara Therapeutics, Inc.*	999	14,276
Carbylan Therapeutics, Inc.*	4,370	15,601
Cardiovascular Systems, Inc.*	850	13,464
Castlight Health, Inc. - Class B*	3,711	15,586
Catalent, Inc.*	700	17,010
Catalyst Pharmaceuticals, Inc.*	5,038	15,114
Celldex Therapeutics, Inc.*	2,119	22,334
Cempra, Inc.*	908	25,279
Cepheid*	1,182	53,426
Cerus Corp.*	3,740	16,980
Chimerix, Inc.*	983	37,551
Clovis Oncology, Inc.*	694	63,820
Coherus Biosciences, Inc.*	780	15,631
Community Health Systems, Inc.*	6,598	282,197
Concert Pharmaceuticals, Inc.*	1,114	20,910
ConforMIS, Inc.*	3,002	54,216
Corcept Therapeutics, Inc.*	4,040	15,190
Cross Country Healthcare, Inc.*	1,400	19,054
CTI BioPharma Corp.*	12,698	18,539
Curis, Inc.*	7,813	15,782
Cyberonics, Inc.*	310	18,842
Cynosure, Inc. - Class A*	588	17,664
CytRx Corp.*	7,692	18,230
Depomed, Inc.*	1,343	25,316
Dicerna Pharmaceuticals, Inc.*	2,033	16,691
Diplomat Pharmacy, Inc.*	4,000	114,920
Durect Corp.*	9,662	18,841
Dyax Corp.*	3,346	63,875
Dynavax Technologies Corp.*	940	23,068
Eagle Pharmaceuticals, Inc.*	250	18,508
Entellus Medical, Inc.*	896	16,146
Epizyme, Inc.*	988	12,706
Esperion Therapeutics, Inc.*	433	10,215
Exact Sciences Corp.*	2,124	38,211
ExamWorks Group, Inc.*	653	19,094
Exelixis, Inc.*	6,535	36,661
Fibrocell Science, Inc.*	3,509	13,510
FibroGen, Inc.*	1,159	25,405
Five Prime Therapeutics, Inc.*	978	15,051
Flexion Therapeutics, Inc.*	908	13,493
Fluidigm Corp.*	1,797	14,574
Foamix Pharmaceuticals Ltd.*	2,018	14,792
Galena Biopharma, Inc.*	12,422	19,627
GenMark Diagnostics, Inc.*	2,111	16,614
Geron Corp.*	6,192	17,090
Halozyme Therapeutics, Inc.*	2,326	31,238
HealthEquity, Inc.*	670	19,798
HealthSouth Corp.	651	24,979
HeartWare International, Inc.*	298	15,588
Heron Therapeutics, Inc.*	861	21,008
Heska Corp.*	590	17,983
HMS Holdings Corp.*	2,087	18,303
Idera Pharmaceuticals, Inc.*	6,711	22,482
IDEXX Laboratories, Inc.*	1,574	116,870
IGI Laboratories, Inc.*	2,491	16,291
Ignyta, Inc.*	1,281	11,247
ImmunoGen, Inc.*	2,381	22,858
Impax Laboratories, Inc.*	1,204	42,393
Infinity Pharmaceuticals, Inc.*	2,350	19,858
Inogen, Inc.*	403	19,566
Inovio Pharmaceuticals, Inc.*	2,899	16,756
Insmed, Inc.*	1,234	22,915
Insulet Corp.*	1,053	27,283
Insys Therapeutics, Inc.*	564	16,051
Intra-Cellular Therapies, Inc.*	786	31,471
InVivo Therapeutics Holdings Corp.*	1,845	15,904
Ironwood Pharmaceuticals, Inc.*	1,807	18,829
Karyopharm Therapeutics, Inc.*	1,414	14,889
Keryx Biopharmaceuticals, Inc.*	4,338	15,270
Kite Pharma, Inc.*	726	40,424
La Jolla Pharmaceutical Co.*	473	13,145
Landauer, Inc.	547	20,234
Lannett Co., Inc.*	481	19,971
LDR Holding Corp.*	531	18,335
LeMaitre Vascular, Inc.	1,523	18,565
Ligand Pharmaceuticals, Inc.*	282	24,153
Lion Biotechnologies, Inc.*	2,782	16,024
MacroGenics, Inc.*	913	19,556

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.9% (Continued)

Health Care — (Continued)
MannKind Corp.*	5,924	$19,016
Medidata Solutions, Inc.*	813	34,235
Merge Healthcare, Inc.*	2,817	20,001
Merrimack Pharmaceuticals, Inc.*	2,422	20,611
MiMedx Group, Inc.*	2,509	24,212
Mirati Therapeutics, Inc.*	622	21,409
Molina Healthcare, Inc.*	488	33,599
Momenta Pharmaceuticals, Inc.*	1,268	20,808
Myriad Genetics, Inc.*	1,143	42,840
NanoString Technologies, Inc.*	1,276	20,416
National Research Corp. - Class A	1,589	18,973
Nektar Therapeutics*	2,857	31,313
Neogen Corp.*	1,000	44,990
NeoGenomics, Inc.*	3,101	17,769
Neurocrine Biosciences, Inc.*	2,081	82,803
Nevro Corp.*	432	20,040
NewLink Genetics Corp.*	563	20,178
Nobilis Health Corp. (Canada)*	4,802	25,066
Northwest Biotherapeutics, Inc.*	2,564	16,025
Novavax, Inc.*	6,985	49,384
NuVasive, Inc.*	385	18,565
NxStage Medical, Inc.*	1,231	19,413
Ocular Therapeutix, Inc.*	1,142	16,057
Omeros Corp.*	1,540	16,878
Oncothyreon, Inc.*	5,917	16,213
Ophthotech Corp.*	451	18,275
Organovo Holdings, Inc.*	7,326	19,634
Otonomy, Inc.*	862	15,352
OvaScience, Inc.*	1,234	10,477
Oxford Immunotec Global PLC	1,420	19,170
Pacific Biosciences of California, Inc.*	4,202	15,379
Pacira Pharmaceuticals, Inc.*	756	31,072
Paratek Pharmaceuticals, Inc.	836	15,884
PAREXEL International Corp.*	661	40,929
Peregrine Pharmaceuticals, Inc.*	16,529	16,860
Pfenex, Inc.*	976	14,650
Phibro Animal Health Corp. - Class A	583	18,440
Portola Pharmaceuticals, Inc.*	877	37,378
POZEN, Inc.*	2,356	13,747
Progenics Pharmaceuticals, Inc.*	2,899	16,582
Proteon Therapeutics, Inc.*	1,445	20,100
Prothena Corp. PLC*	915	41,486
Providence Service Corp. (The)*	424	18,478
PTC Therapeutics, Inc.*	894	23,870
Radius Health, Inc.*	860	59,607
RadNet, Inc.*	3,407	18,909
Raptor Pharmaceutical Corp.*	1,765	10,678
Regulus Therapeutics, Inc.*	2,375	15,532
Relypsa, Inc.*	845	15,641
Repligen Corp.*	851	23,700
Retrophin, Inc.*	1,069	21,658
Revance Therapeutics, Inc.*	666	19,820
Rigel Pharmaceuticals, Inc.*	6,472	15,986
Rockwell Medical, Inc.*	1,708	13,169
RTI Biologics, Inc.*	3,279	18,625
Sage Therapeutics, Inc.*	388	16,420
Sangamo BioSciences, Inc.*	3,058	17,247
Sarepta Therapeutics, Inc.*	1,113	35,738
SciClone Pharmaceuticals, Inc.*	2,604	18,072
Sequenom, Inc.*	9,569	16,746
Sientra, Inc.*	874	8,871
Sorrento Therapeutics, Inc.*	1,581	13,265
Spectranetics Corp.*	1,261	14,867
STAAR Surgical Co.*	2,519	19,547
Sucampo Pharmaceuticals, Inc.
- Class A*	817	16,234
Supernus Pharmaceuticals, Inc.*	1,068	14,984
Synergy Pharmaceuticals, Inc.*	3,405	18,046
Synta Pharmaceuticals Corp.*	9,950	17,313
Tandem Diabetes Care, Inc.*	1,538	13,550
TESARO, Inc.*	437	17,524
Tetraphase Pharmaceuticals, Inc.*	2,107	15,718
TG Therapeutics, Inc.*	1,817	18,315
TherapeuticsMD, Inc.*	3,563	20,879
Theravance, Inc.	1,873	13,448
Thoratec Corp.*	907	57,377
Threshold Pharmaceuticals, Inc.*	4,556	18,543
Trevena, Inc.*	1,918	19,851
Trovagene, Inc.*	3,155	17,952
Trupanion, Inc.*	2,688	20,294
Ultragenyx Pharmaceutical, Inc.*	999	96,214
Unilife Corp.*	16,129	15,805
Utah Medical Products, Inc.	385	20,740
Veracyte, Inc.*	2,270	10,646
Vitae Pharmaceuticals, Inc.*	1,333	14,676
VIVUS, Inc.*	14,815	24,297
Vocera Communications, Inc.*	1,726	19,694
WellCare Health Plans, Inc.*	807	69,547
Xencor, Inc.*	1,176	14,382
XenoPort, Inc.*	2,950	10,236
XOMA Corp.*	25,284	19,006
Zafgen, Inc.*	523	16,710
Zeltiq AESthetics, Inc.*	755	24,183
ZIOPHARM Oncology, Inc.*	3,349	30,174
Zogenix, Inc.*	994	13,419
ZS Pharma, Inc.*	469	30,795
		5,250,519

Information Technology — 22.4%
A10 Networks, Inc.*	3,044	18,234
Advanced Energy Industries, Inc.*	847	22,276
Advanced Micro Devices, Inc.*	10,811	18,595
Aerohive Networks, Inc.*	3,273	19,573
Alliance Fiber Optic Products, Inc.	1,082	18,491
Ambarella, Inc.*	879	50,797
Angie's List, Inc.*	3,854	19,424
Apigee Corp.*	2,475	26,111
Applied Micro Circuits Corp.*	3,378	17,937
Applied Optoelectronics, Inc.*	963	18,085
Aspen Technology, Inc.*	935	35,446
Avid Technology, Inc.*	2,336	18,595
Benefitfocus, Inc.*	2,718	84,938
Blackhawk Network Holdings, Inc.*	695	29,461

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.9% (Continued)

Information Technology — (Continued)
Booz Allen Hamilton Holding Corp.	11,770	$308,492
Bottomline Technologies de, Inc.*	2,000	50,020
Brightcove, Inc.*	3,810	18,745
BroadSoft, Inc.*	633	18,965
CalAmp Corp.*	1,251	20,129
Callidus Software, Inc.*	1,200	20,388
Cascade Microtech, Inc.*	1,426	20,164
Cavium, Inc.*	1,278	78,431
CEVA, Inc.*	1,042	19,350
ChannelAdvisor Corp.*	1,786	17,753
Ciena Corp.*	1,624	33,649
Cimpress NV (Netherlands)*	472	35,924
Cirrus Logic, Inc.*	1,523	47,990
Clearfield, Inc.*	1,191	15,995
comScore, Inc.*	476	21,967
Cornerstone OnDemand, Inc.*	764	25,212
CoStar Group, Inc.*	2,877	497,894
Cray, Inc.*	956	18,938
Demandware, Inc.*	654	33,799
Digimarc Corp.*	504	15,397
Dot Hill Systems Corp.*	2,062	20,063
DTS, Inc.*	725	19,358
EarthLink Holdings Corp.	2,377	18,493
Ebix, Inc.	729	18,196
Ellie Mae, Inc.*	544	36,214
Endurance International Group
Holdings, Inc.*	1,363	18,210
Envestnet, Inc.*	653	19,570
EPAM Systems, Inc.*	604	45,010
Euronet Worldwide, Inc.*	494	36,600
Exar Corp.*	3,491	20,771
Extreme Networks, Inc.*	6,270	21,067
FARO Technologies, Inc.*	563	19,705
FEI Co.	327	23,884
Fleetmatics Group PLC*	458	22,483
FormFactor, Inc.*	3,012	20,421
Gigamon, Inc.*	887	17,749
Globant SA*	698	21,352
Glu Mobile, Inc.*	4,464	19,508
GrubHub, Inc.*	1,102	26,823
GTT Communications, Inc.*	879	20,446
Guidance Software, Inc.*	3,044	18,325
Guidewire Software, Inc.*	5,604	294,658
Hackett Group, Inc. (The)	1,352	18,590
HubSpot, Inc.*	434	20,125
Immersion Corp.*	1,647	18,496
Imperva, Inc.*	694	45,443
Infinera Corp.*	3,224	63,061
Infoblox, Inc.*	1,103	17,626
Inphi Corp.*	1,448	34,810
Integrated Device Technology, Inc.*	3,643	73,953
InvenSense, Inc.*	2,002	18,599
KVH Industries, Inc.*	1,955	19,550
Lionbridge Technologies, Inc.*	3,960	19,562
LogMeIn, Inc.*	319	21,743
Luxoft Holding, Inc.*	305	19,303
M/A-COM Technology Solutions
Holdings, Inc.*	920	26,671
Manhattan Associates, Inc.*	7,600	473,480
Marketo, Inc.*	697	19,809
Mattson Technology, Inc.*	9,349	21,783
MaxLinear, Inc. - Class A*	2,747	34,173
MaxPoint Interactive, Inc.*	4,090	16,687
Mesa Laboratories, Inc.	183	20,386
Methode Electronics, Inc.	1,071	34,165
Microsemi Corp.*	1,450	47,589
MobileIron, Inc.*	5,571	17,270
Monolithic Power Systems, Inc.	450	23,040
Nimble Storage, Inc.*	1,014	24,458
Novatel Wireless, Inc.*	8,511	18,809
NVE Corp.	393	19,076
OPOWER, Inc.*	2,141	19,076
Park City Group, Inc.*	1,762	18,624
Paycom Software, Inc.*	733	26,322
Paylocity Holding Corp.*	601	18,024
PDF Solutions, Inc.*	2,021	20,210
Proofpoint, Inc.*	554	33,417
Qlik Technologies, Inc.*	653	23,802
Qualys, Inc.*	691	19,666
Rambus, Inc.*	2,126	25,087
RealD, Inc.*	1,970	18,932
RingCentral, Inc. - Class A*	1,107	20,092
Ruckus Wireless, Inc.*	1,871	22,227
Rudolph Technologies, Inc.*	1,605	19,982
Silicon Graphics International Corp.*	4,525	17,783
Silver Spring Networks, Inc.*	1,589	20,466
SS&C Technologies Holdings, Inc.	6,425	450,007
Stamps.com, Inc.*	251	18,577
Super Micro Computer, Inc.*	877	23,907
Synaptics, Inc.*	743	61,268
Synchronoss Technologies, Inc.*	509	16,695
Tessera Technologies, Inc.	584	18,927
Travelzoo, Inc.*	2,193	18,136
TrueCar, Inc.*	3,431	17,876
Universal Display Corp.*	906	30,713
VASCO Data Security International, Inc.*	1,265	21,556
Violin Memory, Inc.*	13,605	18,775
VirnetX Holding Corp.*	6,211	22,111
Web.com Group, Inc.*	901	18,993
Xcerra Corp.*	3,356	21,076
Xura, Inc.*	975	21,820
Yodlee, Inc.*	1,248	20,130
Zendesk, Inc.*	971	19,138
Zix Corp.*	4,405	18,545
		4,846,288

Consumer Discretionary — 21.2%
Bright Horizons Family Solutions, Inc.*	7,500	481,800
Choice Hotels International, Inc.	7,285	347,130
ClubCorp Holdings, Inc.	10,702	229,665
Coupons.com, Inc.*	2,077	18,693
Diamond Resorts International, Inc.*	7,782	182,021
Dick's Sporting Goods, Inc.	9,155	454,180

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.9% (Continued)

Consumer Discretionary — (Continued)
Interval Leisure Group, Inc.	12,000	$220,320
LKQ Corp.*	6,344	179,916
Manchester United PLC - Class A,
(United Kingdom)	14,516	249,240
Marriott Vacations Worldwide Corp.	5,201	354,396
Morningstar, Inc.	2,000	160,520
Nord Anglia Education, Inc.*	6,500	132,145
Panera Bread Co. - Class A*	1,452	280,831
Penn National Gaming, Inc.*	14,303	240,004
Pinnacle Entertainment, Inc.*	5,685	192,380
Under Armour, Inc. - Class A*	4,151	401,734
Vail Resorts, Inc.	4,345	454,835
		4,579,810

Industrials — 10.3%
Aceto Corp.	903	24,787
Advisory Board Co. (The)*	416	18,945
Allegiant Travel Co.	95	20,544
Belden, Inc.	499	23,298
CaesarStone Sdot - Yam Ltd. (Israel)	4,214	128,106
Colfax Corp.*	6,100	182,451
Dycom Industries, Inc.*	590	42,692
Generac Holdings, Inc.*	7,000	210,630
Genesee & Wyoming, Inc. - Class A*	4,661	275,372
Greenbrier Cos., Inc.	511	16,408
H&E Equipment Services, Inc.	964	16,118
Hawaiian Holdings, Inc.*	819	20,213
Masonite International Corp.*	4,200	254,436
Middleby Corp.*	4,612	485,136
NV5 Holdings, Inc.*	947	17,576
Rexnord Corp.*	6,721	114,123
TASER International, Inc.*	1,073	23,633
Trex Co., Inc.*	6,762	225,377
Valmont Industries, Inc.	1,300	123,357
WageWorks, Inc.*	428	19,294
		2,242,496

Financials — 10.2%
Alexander's, Inc. REIT	275	102,850
Alexandria Real Estate Equities, Inc. REIT	1,767	149,612
American Assets Trust, Inc. REIT	3,700	151,182
Arch Capital Group Ltd. (Bermuda)*	7,758	569,980
Artisan Partners Asset Management, Inc.
- Class A	4,128	145,429
Carlyle Group LP (The)	5,835	98,028
Cohen & Steers, Inc.	6,057	166,265
Douglas Emmett, Inc. REIT	5,739	164,824
Financial Engines, Inc.	3,964	116,819
Gaming and Leisure Properties, Inc. REIT	1,213	36,026
LaSalle Hotel Properties REIT	3,131	88,889
Moelis & Co.	5,495	144,299
Oaktree Capital Group LLC	2,612	129,294
Primerica, Inc.	3,062	138,004
		2,201,501

Consumer Staples — 5.5%
Boston Beer Co., Inc. (The) - Class A*	813	171,226
Church & Dwight Co., Inc.	4,500	377,550
Smart & Final Stores, Inc.*	9,882	155,246
TreeHouse Foods, Inc.*	2,609	202,954
United Natural Foods, Inc.*	5,689	275,973
		1,182,949

Materials — 1.9%
A Schulman, Inc.	621	20,164
Balchem Corp.	433	26,313
Chase Corp.	526	20,719
Chemtura Corp.*	711	20,349
Core Molding Technologies, Inc.*	1,038	19,151
Globe Specialty Metals, Inc.	1,397	16,946
Headwaters, Inc.*	978	18,386
KMG Chemicals, Inc.	1,005	19,386
Koppers Holdings, Inc.	979	19,746
Louisiana-Pacific Corp.*	1,654	23,553
Minerals Technologies, Inc.	503	24,224
Olympic Steel, Inc.	1,645	16,368
OMNOVA Solutions, Inc.*	3,350	18,559
PolyOne Corp.	635	18,631
Real Industry, Inc.*	2,220	19,580
Rentech, Inc.*	2,857	15,999
Ryerson Holding Corp.*	2,903	15,241
Senomyx, Inc.*	3,101	13,830
SunCoke Energy, Inc.	1,890	14,704
Trecora Resources*	1,877	23,312
US Concrete, Inc.*	396	18,925
Wausau Paper Corp.	2,706	17,318
		421,404

Utilities — 1.3%
ITC Holdings Corp.	8,561	285,424

Energy — 1.0%
Sunoco LP	1,900	64,315
Targa Resources Corp.	2,900	149,408
		213,723

Telecommunication Services — 0.8%
Iridium Communications, Inc.*	27,810	171,032
Total Common Stocks		$21,395,146

Investment Fund — 0.4%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	77,735	77,735

Total Investment Securities —99.3%
(Cost $16,176,167)		$21,472,881

Other Assets in Excess of Liabilities — 0.7%		158,647

Net Assets — 100.0%		$21,631,528

* Non-income producing security.

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$21,395,146	$—	$—	$21,395,146
Investment Fund	77,735	—	—	77,735
				$21,472,881

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – September 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8%

	Consumer Discretionary — 19.8%
$30,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	$29,331
64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	67,200
19,000	AMC Networks, Inc., 7.750%, 7/15/21	20,094
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	32,918
72,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	54,540
28,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	28,280
17,000	CalAtlantic Group, Inc.,
	8.375%, 1/15/21	19,975
166,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	167,245
50,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	45,562
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	49,886
52,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	51,480
17,000	Cott Beverages, Inc., 5.375%, 7/1/22	16,469
14,000	DISH DBS Corp., 5.875%, 7/15/22	12,390
50,000	DISH DBS Corp., 6.750%, 6/1/21	48,156
35,000	DISH DBS Corp., 7.875%, 9/1/19	36,692
35,000	DR Horton, Inc., 3.750%, 3/1/19	35,219
13,000	DR Horton, Inc., 4.375%, 9/15/22	12,902
7,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	7,178
17,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	17,638
32,000	Gannett Co., Inc., 144a,
	4.875%, 9/15/21	31,360
51,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	60,180
24,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	23,280
14,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	13,020
24,000	L Brands, Inc., 5.625%, 2/15/22	25,380
23,000	Lamar Media Corp., 5.875%, 2/1/22	23,891
12,000	Lennar Corp., 4.750%, 11/15/22	11,650
45,000	Lennar Corp., 4.750%, 5/30/25	42,975
19,000	LKQ Corp., 4.750%, 5/15/23	18,288
24,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22†	24,723
33,000	Meritage Homes Corp.,
	7.150%, 4/15/20	35,888
121,000	MGM Resorts International,
	5.250%, 3/31/20	119,185
19,000	NCL Corp. Ltd. (Bermuda), 144a,
	5.250%, 11/15/19	19,368
20,000	Netflix, Inc., 5.750%, 3/1/24	20,400
18,000	Netflix, Inc., 144a, 5.500%, 2/15/22	18,180
74,000	Netflix, Inc., 144a, 5.875%, 2/15/25	76,035
30,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	29,400
57,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	56,145
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	42,439
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	59,565
39,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	38,415
85,000	Service Corp. International/US,
	8.000%, 11/15/21	98,812
18,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	5.875%, 4/1/23	18,405
18,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	6.125%, 4/1/25	18,405
87,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	85,042
34,000	Sonic Automotive, Inc.,
	7.000%, 7/15/22	35,870
24,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	24,480
30,000	Taylor Morrison Communities, Inc. /
	Monarch Communities, Inc., 144a,
	5.250%, 4/15/21	29,850
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,465
23,400	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	23,546
23,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	23,345
60,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	56,700
31,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	28,404
		2,022,246

	Energy — 14.2%
15,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22†	7,012
13,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	10,335
53,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	33,125
132,000	California Resources Corp.,
	5.500%, 9/15/21	80,520
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	122,485

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Energy — (Continued)
$50,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19†	$42,188
7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	3,850
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	19,840
19,000	CONSOL Energy, Inc., 5.875%, 4/15/22	12,778
39,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 6.125%, 3/1/22	33,762
25,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	24,221
134,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	102,678
85,000	FTS International, Inc., 6.250%, 5/1/22	26,350
22,000	FTS International, Inc., 144a,
	7.837%, 6/15/20(A)	16,286
71,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	64,610
13,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	11,440
15,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	14,078
49,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	47,101
38,000	Linn Energy LLC / Linn Energy Finance
	Corp., 6.250%, 11/1/19	9,690
32,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	8,640
20,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 12/1/24	18,300
32,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 6/1/25	29,434
125,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	102,500
38,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	31,065
25,000	NuStar Logistics LP, 4.800%, 9/1/20	23,875
16,000	NuStar Logistics LP, 6.750%, 2/1/21	15,840
40,000	Oasis Petroleum, Inc.,
	6.875%, 3/15/22†	31,692
100,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	68,000
33,000	QEP Resources, Inc., 6.800%, 3/1/20	31,350
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	14,960
35,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	30,450
21,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	19,478
41,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 3/1/25	36,131
21,000	Sanchez Energy Corp.,
	6.125%, 1/15/23†	14,070
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	39,480
82,000	SemGroup Corp., 7.500%, 6/15/21	77,080
33,000	Seventy Seven Energy, Inc.,
	6.500%, 7/15/22	12,870
21,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	20,370
200,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	140,500
		1,448,434

	Industrials — 13.2%
61,000	ADT Corp. (The), 3.500%, 7/15/22	53,985
13,000	ADT Corp. (The), 6.250%, 10/15/21†	13,406
36,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	36,900
46,280	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	47,206
62,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	61,070
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	16,532
33,000	Anixter, Inc., 5.125%, 10/1/21	32,752
25,000	Anixter, Inc., 144a, 5.500%, 3/1/23	24,625
27,000	Bombardier, Inc., 144a,
	7.500%, 3/15/25	20,250
35,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	25,988
4,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	2,940
4,000	Building Materials Corp. of America,
	144a, 5.375%, 11/15/24	3,950
7,000	Building Materials Corp. of America,
	144a, 6.750%, 5/1/21	7,455
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	25,320
69,000	Cenveo Corp., 144a, 6.000%, 8/1/19	57,960
75,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	72,375
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	28,425
80,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	59,400
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	99,988
70,000	KLX, Inc., 144a, 5.875%, 12/1/22	68,097
44,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	40,700

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Industrials — (Continued)
$59,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	$47,495
83,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	82,585
31,000	Norbord, Inc. (Canada), 144a,
	6.250%, 4/15/23	30,322
50,000	Orbital ATK, Inc., 5.250%, 10/1/21	50,625
29,000	Quad/Graphics, Inc., 7.000%, 5/1/22	25,955
36,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	31,860
16,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	15,920
44,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	42,625
53,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	56,180
98,000	URS Corp., 5.000%, 4/1/22	91,140
29,007	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	29,950
45,000	West Corp., 144a, 5.375%, 7/15/22	41,569
		1,345,550

	Telecommunication Services — 12.0%
69,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	66,369
16,000	Belo Corp., 7.250%, 9/15/27	16,680
15,000	Cable One, Inc., 144a, 5.750%, 6/15/22	14,782
66,000	CenturyLink, Inc., 5.625%, 4/1/20	61,421
47,000	CenturyLink, Inc., 5.800%, 3/15/22	40,185
42,000	CenturyLink, Inc., 6.450%, 6/15/21	38,430
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	31,213
12,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	11,910
36,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	35,190
68,000	Frontier Communications Corp.,
	6.250%, 9/15/21	56,610
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	54,460
36,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	29,700
114,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	104,595
36,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	35,550
27,000	Sable International Finance Ltd.
	(Cayman Islands), 144a,
	6.875%, 8/1/22	27,202
108,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	103,140
75,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	72,630
100,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	100,000
7,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	7,752
27,000	T-Mobile USA, Inc., 6.000%, 3/1/23	26,055
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	20,265
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	14,948
87,000	T-Mobile USA, Inc., 6.542%, 4/28/20	88,414
13,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	13,455
16,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	15,040
53,100	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	56,220
45,900	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	48,367
44,000	Windstream Corp., 7.750%, 10/15/20†	37,400
		1,227,983

	Financials — 11.3%
6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	5,992
22,000	Aircastle Ltd., 5.500%, 2/15/22	22,220
86,000	Ally Financial, Inc., 8.000%, 12/31/18	94,815
158,000	CIT Group, Inc., 5.000%, 8/15/22	157,802
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	16,745
57,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	60,289
58,000	CTR Partnership LP / CareTrust Capital
	Corp. REIT, 5.875%, 6/1/21	59,160
75,000	Equinix, Inc. REIT, 5.375%, 4/1/23	73,358
63,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	63,000
6,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	5,878
61,000	Goldman Sachs Group, Inc. (The),
	5.375%(A)(B)	59,589
57,000	International Lease Finance Corp.,
	5.875%, 8/15/22	60,705
27,000	Iron Mountain, Inc. REIT, 144a,
	6.000%, 10/1/20	27,262
34,000	JPMorgan Chase & Co., 5.300%(A)(B)	33,405
32,000	MetLife, Inc., 5.250%(A)(B)	31,680
49,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	51,205
74,000	Navient Corp., 5.000%, 10/26/20	62,034
39,000	Navient Corp., 5.875%, 10/25/24	30,615
58,000	Navient LLC MTN, 6.125%, 3/25/24	46,400
37,000	PHH Corp., 6.375%, 8/15/21	33,300
86,000	PHH Corp., 7.375%, 9/1/19	85,355
30,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	28,162
48,000	Vereit Operating Partnership LP REIT,
	4.600%, 2/6/24	46,080
		1,155,051

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.8% (Continued)

	Health Care — 9.3%
$55,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	$54,175
11,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	11,055
131,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	136,240
36,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	35,618
129,000	HCA, Inc., 5.375%, 2/1/25	127,710
14,000	Kindred Escrow Corp. II, 144a,
	8.000%, 1/15/20	14,840
44,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	43,670
41,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	41,410
14,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC, 144a,
	5.625%, 10/15/23	12,740
17,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	15,151
61,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	60,390
128,000	Select Medical Corp., 6.375%, 6/1/21	124,800
75,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	75,750
70,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	65,625
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	58,668
29,000	Valeant Pharmaceuticals International
	Inc. (Canada), 144a, 6.750%, 8/15/18	29,508
18,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.500%, 3/1/23	17,100
20,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	19,050
		943,500

	Materials — 7.8%
26,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	24,505
32,000	Alcoa, Inc., 5.125%, 10/1/24	30,480
61,000	Aleris International, Inc.,
	7.625%, 2/15/18	59,322
190,000	ArcelorMittal (Luxembourg),
	6.000%, 8/5/20	171,712
88,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	84,040
103,000	Chemtura Corp., 5.750%, 7/15/21	101,712
11,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	7,095
6,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	5,588
73,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	58,309
20,000	Huntsman International LLC,
	4.875%, 11/15/20	17,378
110,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	74,800
39,000	PolyOne Corp., 5.250%, 3/15/23	36,874
50,000	Steel Dynamics, Inc., 5.250%, 4/15/23	45,750
25,000	Tembec Industries, Inc. (Canada),
	144a, 9.000%, 12/15/19	18,750
53,000	Vulcan Materials Co., 7.500%, 6/15/21	60,685
		797,000

	Consumer Staples — 4.5%
26,000	B&G Foods, Inc., 4.625%, 6/1/21	25,025
5,000	Cardtronics, Inc., 5.125%, 8/1/22	4,800
61,000	Cott Beverages, Inc., 6.750%, 1/1/20	62,678
35,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	34,300
45,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	40,500
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	27,810
35,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	32,200
120,000	Post Holdings, Inc., 7.375%, 2/15/22	121,800
100,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	105,500
		454,613

	Information Technology — 3.9%
103,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	103,205
14,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	14,070
20,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	20,146
5,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	5,226
32,000	Equinix, Inc., 4.875%, 4/1/20	32,560
29,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	31,137
42,000	NCR Corp., 4.625%, 2/15/21	40,215
51,000	NCR Corp., 5.875%, 12/15/21	49,980
91,000	ViaSat, Inc., 6.875%, 6/15/20	95,550
		392,089

	Utilities — 2.8%
42,000	Calpine Corp., 144a, 7.875%, 1/15/23	44,835
84,000	DPL, Inc., 7.250%, 10/15/21	83,580
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	16,650
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	40,800
101,000	NRG Energy, Inc., 7.875%, 5/15/21	102,389
		288,254
	Total Corporate Bonds	$10,074,720

Touchstone High Yield Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Fund — 2.4%
240,082	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	$240,082
	Total Investment Funds	$240,082

	Total Investment Securities —101.2%
	(Cost $11,351,508)	$10,314,802

	Liabilities in Excess of Other Assets
	— (1.2%)	(118,216)

	Net Assets — 100.0%	$10,196,586

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2015.

(B)	Perpetual Bond - A Bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $167,812.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $3,525,076 or 34.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$10,074,720	$—	$10,074,720
Investment Fund	240,082	—	—	240,082
				$10,314,802

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.9%

Information Technology — 19.0%
Apple, Inc.	5,715	$630,364
Cisco Systems, Inc.	30,265	794,456
F5 Networks, Inc.*	4,410	510,678
Facebook, Inc. - Class A*	1,602	144,020
Google, Inc. - Class A*	589	376,000
Hewlett-Packard Co.	20,140	515,785
Intel Corp.	16,941	510,602
Microsoft Corp.	4,129	182,750
NVIDIA Corp.	19,800	488,070
ON Semiconductor Corp.*	38,191	358,995
QUALCOMM, Inc.	5,131	275,689
Synaptics, Inc.*	3,060	252,328
TE Connectivity Ltd. (Switzerland)	10,897	652,621
		5,692,358

Financials — 18.4%
American International Group, Inc.	13,320	756,842
Ameriprise Financial, Inc.	4,911	535,937
BlackRock, Inc.	1,725	513,136
Discover Financial Services	8,389	436,144
Goldman Sachs Group, Inc. (The)	3,800	660,288
Invesco Ltd. (Bermuda)	12,900	402,867
JPMorgan Chase & Co.	12,350	752,980
Lincoln National Corp.	7,486	355,286
State Street Corp.	6,141	412,737
Wells Fargo & Co.	12,865	660,618
		5,486,835

Health Care — 14.9%
Anthem, Inc.	3,225	451,500
Express Scripts Holding Co.*	9,167	742,160
Gilead Sciences, Inc.	5,836	573,037
McKesson Corp.	3,887	719,212
Merck & Co., Inc.	8,160	403,022
Pfizer, Inc.	9,245	290,386
Stryker Corp.	3,720	350,052
UnitedHealth Group, Inc.	7,977	925,412
		4,454,781

Consumer Discretionary — 14.4%
CBS Corp. - Class B	9,895	394,810
Delphi Automotive PLC (Jersey)	7,449	566,422
Home Depot, Inc. (The)	8,598	992,983
Macy's, Inc.	9,272	475,839
NVR, Inc.*	620	945,636
Penske Automotive Group, Inc.	6,185	299,601
Priceline Group, Inc. (The)*	250	309,215
TEGNA, Inc.	14,744	330,118
		4,314,624

Industrials — 9.9%
Delta Air Lines, Inc.	9,694	434,970
Illinois Tool Works, Inc.	7,206	593,126
Oshkosh Corp.	3,747	136,129
Ryder System, Inc.	5,449	403,444
Southwest Airlines Co.	7,506	285,528
Union Pacific Corp.	5,169	456,991
United Rentals, Inc.*	2,605	156,430
United Technologies Corp.	5,575	496,119
		2,962,737

Consumer Staples — 8.1%
Altria Group, Inc.	11,430	621,792
Coca-Cola Co. (The)	3,284	131,754
CVS Health Corp.	8,000	771,840
Kraft Heinz Co. (The)	1,198	84,555
Monster Beverage Corp.*	427	57,705
PepsiCo, Inc.	556	52,431
Philip Morris International, Inc.	3,812	302,406
Procter & Gamble Co. (The)	3,059	220,065
Reynolds American, Inc.	2,860	126,612
Walgreens Boots Alliance, Inc.	713	59,250
		2,428,410

Energy — 5.9%
Chevron Corp.	315	24,847
Exxon Mobil Corp.	5,499	408,851
Halliburton Co.	4,095	144,758
Kinder Morgan, Inc.	903	24,995
Marathon Petroleum Corp.	10,040	465,153
Phillips 66	7,422	570,307
Schlumberger Ltd. (Curacao)	1,389	95,799
Valero Energy Corp.	343	20,614
Williams Cos., Inc. (The)	222	8,181
		1,763,505

Utilities — 2.1%
Consolidated Edison, Inc.	371	24,801
Dominion Resources, Inc.	2,854	200,865
PG&E Corp.	1,837	96,994
Public Service Enterprise Group, Inc.	7,450	314,092
		636,752

Materials — 1.9%
Avery Dennison Corp.	623	35,243
Ball Corp.	158	9,828
CF Industries Holdings, Inc.	5,965	267,828
International Paper Co.	2,115	79,926
Monsanto Co.	155	13,228
Sealed Air Corp.	1,863	87,337
Vulcan Materials Co.	235	20,962
WestRock Co.	1,240	63,786
		578,138

Telecommunication Services — 1.3%
AT&T, Inc.	6,945	226,268
Verizon Communications, Inc.	3,690	160,552
		386,820
Total Common Stocks		$28,704,960

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Fund — 4.4%
Dreyfus Cash Management, Institutional
Shares, 0.06%∞Ω	1,312,892	$1,312,892

Total Investment Securities —100.3%
(Cost $27,901,754)		$30,017,852

Liabilities in Excess of Other Assets — (0.3%)		(97,983)

Net Assets — 100.0%		$29,919,869

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$28,704,960	$—	$—	$28,704,960
Investment Fund	1,312,892	—	—	1,312,892
				$30,017,852

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Focused Fund (formerly known as Touchstone Mid Cap Growth Fund) – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.8%

Information Technology — 20.2%
Apple, Inc.	7,188	$792,836
Avnet, Inc.	11,777	502,642
Cisco Systems, Inc.	24,272	637,140
Google, Inc. - Class C*	1,476	898,028
International Business Machines Corp.	2,138	309,946
Microsoft Corp.	13,397	592,951
Oracle Corp.	17,566	634,484
Xilinx, Inc.	3,653	154,887
		4,522,914

Health Care — 15.7%
Abbott Laboratories	20,103	808,543
Biogen, Inc.*	1,009	294,436
Bio-Rad Laboratories, Inc. - Class A*	4,164	559,266
Johnson & Johnson	4,868	454,428
Novartis AG ADR	7,520	691,238
Owens & Minor, Inc.	22,012	703,063
		3,510,974

Financials — 15.3%
Bank of America Corp.	40,150	625,537
Bank of New York Mellon Corp. (The)	32,290	1,264,154
Berkshire Hathaway, Inc. - Class B*	6,092	794,397
Goldman Sachs Group, Inc. (The)	4,214	732,225
		3,416,313

Consumer Discretionary — 11.4%
Amazon.com, Inc.*	1,407	720,229
Carnival Corp. (Panama)	11,007	547,048
Priceline Group, Inc. (The)*	329	406,927
Royal Caribbean Cruises Ltd. (Liberia)	2,657	236,712
Twenty-First Century Fox, Inc. - Class A	13,117	353,897
Vista Outdoor, Inc.*	6,136	272,622
		2,537,435

Consumer Staples — 10.9%
JM Smucker Co. (The)	4,552	519,338
Mondelez International, Inc. - Class A	27,509	1,151,802
Sysco Corp.	19,848	773,477
		2,444,617

Industrials — 8.8%
AGCO Corp.	9,830	458,373
General Electric Co.	30,982	781,366
Kennametal, Inc.	15,607	388,458
WESCO International, Inc.*	7,511	349,036
		1,977,233

Energy — 6.5%
Halliburton Co.	10,823	382,593
National Oilwell Varco, Inc.	7,110	267,692
Schlumberger Ltd. (Curacao)	5,731	395,267
World Fuel Services Corp.	11,071	396,342
		1,441,894
Materials — 4.0%
Agrium, Inc. (Canada)	5,718	511,761
Reliance Steel & Aluminum Co.	7,044	380,446
		892,207
Total Common Stocks		$20,743,587

Investment Fund — 7.4%
Dreyfus Cash Management, Institutional
Shares, 0.06%∞Ω	1,650,549	1,650,549

Total Investment Securities —100.2%
(Cost $23,270,056)		$22,394,136

Liabilities in Excess of Other Assets — (0.2%)		(38,011)

Net Assets — 100.0%		$22,356,125

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$20,743,587	$—	$—	$20,743,587
Investment Fund	1,650,549	—	—	1,650,549
				$22,394,136

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Third Avenue Value Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

United States — 91.8%

Consumer Discretionary — 6.7%
1-800-Flowers.Com, Inc. - Class A*	5,034	$45,809
Cavco Industries, Inc.*	2,396	163,144
CBS Corp. - Class B	8,264	329,734
Dorman Products, Inc.*	3,157	160,660
General Motors Co.	11,350	340,727
Visteon Corp.*	2,300	232,852

Consumer Staples — 5.7%
Altria Group, Inc.	648	35,251
Archer-Daniels-Midland Co.	432	17,906
ConAgra Foods, Inc.	582	23,577
CVS Health Corp.	594	57,309
JM Smucker Co. (The)	270	30,804
Kellogg Co.	363	24,158
Mondelez International, Inc. - Class A	3,307	138,464
Philip Morris International, Inc.	1,253	99,400
Post Holdings, Inc.*	107	6,324
Procter & Gamble Co. (The)	4,087	294,019
Sysco Corp.	635	24,746
Tyson Foods, Inc. - Class A	244	10,516
Walgreens Boots Alliance, Inc.	1,521	126,395
Wal-Mart Stores, Inc.	3,056	198,151

Energy — 10.6%
Apache Corp.	8,756	342,885
Bristow Group, Inc.	2,640	69,062
Cameron International Corp.*	129	7,910
Chevron Corp.	2,600	205,088
ConocoPhillips	121	5,803
Devon Energy Corp.	12,374	458,952
EOG Resources, Inc.	161	11,721
Exxon Mobil Corp.	7,546	561,045
Kinder Morgan, Inc.	978	27,071
Marathon Petroleum Corp.	364	16,864
Occidental Petroleum Corp.	208	13,759
Phillips 66	509	39,112
Valero Energy Corp.	592	35,579
World Fuel Services Corp.	6,363	227,795

Financials — 30.6%
Bank of America Corp.	12,208	190,201
Bank of New York Mellon Corp. (The)	22,540	882,441
Berkshire Hathaway, Inc. - Class B*	833	108,623
Capital One Financial Corp.	127	9,210
Chubb Corp. (The)	193	23,671
Citigroup, Inc.	2,784	138,114
Comerica, Inc.	9,548	392,423
JPMorgan Chase & Co.	3,967	241,868
KeyCorp	25,480	331,495
Leucadia National Corp.	28,699	581,442
Loews Corp.	12,444	449,726
PNC Financial Services Group, Inc.
(The)	5,800	517,360
Tejon Ranch Co.*	8,545	186,366
Wells Fargo & Co.	4,669	239,753
Weyerhaeuser Co. REIT	33,973	928,822
White Mountains Insurance Group Ltd.	845	631,468

Health Care — 8.3%
Abbott Laboratories	2,116	85,106
Aetna, Inc.	326	35,668
Baxalta, Inc.	983	30,974
Boston Scientific Corp.*	1,080	17,723
Brookdale Senior Living, Inc.*	12,009	275,727
Emergent BioSolutions, Inc.*	393	11,196
HCA Holdings, Inc.*	102	7,891
Johnson & Johnson	5,104	476,458
Merck & Co., Inc.	4,435	219,045
Navidea Biopharmaceuticals, Inc.*	2,935	6,692
Pfizer, Inc.	12,249	384,741
Stryker Corp.	137	12,892
Thermo Fisher Scientific, Inc.	246	30,081

Industrials — 10.9%
AGCO Corp.	6,744	314,473
AMERCO	94	36,986
Barnes Group, Inc.	11,700	421,785
CSX Corp.	552	14,849
General Electric Co.	17,638	444,830
Masco Corp.	12,313	310,041
Norfolk Southern Corp.	219	16,732
Powell Industries, Inc.	4,210	126,721
Precision Castparts Corp.	170	39,051
UniFirst Corp.	3,100	331,111
United Technologies Corp.	416	37,020

Information Technology — 11.2%
Activision Blizzard, Inc.	284	8,773
Altera Corp.	328	16,426
Anixter International, Inc.*	5,643	326,053
Broadcom Corp. - Class A	833	42,841
Cisco Systems, Inc.	9,007	236,434
EMC Corp.	1,543	37,279
Hewlett-Packard Co.	937	23,997
Intel Corp.	7,919	238,679
International Business Machines Corp.	410	59,438
Micron Technology, Inc.*	449	6,726
Microsoft Corp.	6,114	270,606
NVIDIA Corp.	9,323	229,812
Oracle Corp.	1,321	47,715
QUALCOMM, Inc.	1,613	86,666
Symantec Corp.	25,928	504,818

Materials — 0.7%
Dow Chemical Co. (The)	912	38,669
EI du Pont de Nemours & Co.	465	22,413
Martin Marietta Materials, Inc.	106	16,107
Vulcan Materials Co.	319	28,455
WestRock Co.	523	26,903

Touchstone Third Avenue Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.9% (Continued)

United States — (Continued)

Telecommunication Services — 1.6%
AT&T, Inc.	8,919	$290,581
Verizon Communications, Inc.	211	9,181

Utilities — 5.5%
AGL Resources, Inc.	289	17,640
American Electric Power Co., Inc.	1,216	69,142
Consolidated Edison, Inc.	1,148	76,744
Dominion Resources, Inc.	2,586	182,003
DTE Energy Co.	300	24,111
Duke Energy Corp.	1,746	125,607
Edison International	456	28,760
Eversource Energy	374	18,932
Exelon Corp.	995	29,551
NextEra Energy, Inc.	1,044	101,842
PG&E Corp.	1,114	58,819
PPL Corp.	1,317	43,316
Public Service Enterprise Group, Inc.	1,246	52,531
Sempra Energy	316	30,563
Southern Co. (The)	2,575	115,102
WEC Energy Group, Inc.	813	42,455
Xcel Energy, Inc.	1,085	38,420
Total United States		17,547,478

Ireland — 1.8%

Health Care — 1.8%
Alkermes PLC*	339	19,889
Allergan PLC	387	105,190
Medtronic PLC	2,924	195,733
Perrigo Co. PLC	178	27,994
Total Ireland		348,806

Sweden — 1.3%

Financials — 1.3%
Investor AB - Class B	7,302	250,904

France — 1.0%

Energy — 1.0%
Total SA	4,343	195,362

Industrials — 0.0%
Nexans SA	150	5,067
Total France		200,429

Switzerland — 0.7%

Financials — 0.7%
Pargesa Holding SA	2,231	130,929

Hong Kong — 0.7%

Financials — 0.2%
Cheung Kong Property Holdings Ltd.	5,000	36,632

Industrials — 0.5%
CK Hutchison Holdings Ltd.	7,000	91,053
Total Hong Kong		127,685

Canada — 0.6%

Materials — 0.6%
Canfor Corp.*	8,287	98,798
Capstone Mining Corp.*	19,712	6,499
Total Canada		105,297

Curacao — 0.5%

Energy — 0.5%
Schlumberger Ltd.	1,372	94,627

United Kingdom — 0.3%

Consumer Discretionary — 0.3%
Kingfisher PLC	9,122	49,553

Korea — 0.2%

Materials — 0.2%
POSCO ADR	1,310	45,876
Total Common Stocks		$18,901,584

Investment Fund — 1.3%
Dreyfus Cash Management, Institutional
Shares, 0.06%∞Ω	234,958	234,958

Total Investment Securities —100.2%
(Cost 20,565,745)		$19,136,542

Liabilities in Excess of Other Assets — (0.2%)		(29,647)

Net Assets — 100.0%		$19,106,895

Touchstone Third Avenue Value Fund (Unaudited) (Continued)

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
United States	$17,547,478	$—	$—	$17,547,478
Ireland	348,806	—	—	348,806
Sweden	—	250,904	—	250,904
France	—	200,429	—	200,429
Switzerland	—	130,929	—	130,929
Hong Kong	—	127,685	—	127,685
Canada	105,297	—	—	105,297
Curacao	94,627	—	—	94,627
United Kingdom	—	49,553	—	49,553
Korea	45,876	—	—	45,876
Investment Fund	234,958	—	—	234,958
				$19,136,542

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2015 (Unaudited)

		Market
Shares		Value
	Exchange Traded Funds — 98.4%
8,280	iShares Core S&P 500 ETF	$1,595,639
40,140	iShares Core US Aggregate Bond ETF	4,398,541
42,930	iShares MSCI EAFE Index Fund	2,460,748
53,830	iShares S&P 500 Growth Index Fund	5,802,874
42,210	iShares S&P 500 Value Index Fund	3,546,906
5,080	iShares S&P MidCap 400 Growth Index
	Fund†	798,017
8,250	iShares S&P MidCap 400 Value Index
	Fund	951,720
1,500	iShares S&P SmallCap 600 Growth
	Index Fund†	180,195
5,430	iShares S&P SmallCap 600 Value Index
	Fund†	569,010
	Total Exchange Traded Funds	$20,303,650

	Investment Funds — 6.2%
253,846	Dreyfus Cash Management,
	Institutional Shares, 0.06%∞Ω	253,846
1,024,629	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	1,024,629
	Total Investment Funds	$1,278,475

	Total Investment Securities —104.6%
	(Cost $20,174,058)	$21,582,125

	Liabilities in Excess of
	Other Assets — (4.6%)	(956,540)

	Net Assets — 100.0%	$20,625,585

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $1,016,823.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$20,303,650	$—	$—	$20,303,650
Investment Funds	1,278,475	—	—	1,278,475
				$21,582,125

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
37,810	iShares Barclays 1-3 Year Treasury
	Bond Fund	$3,213,472
3,940	iShares Core S&P 500 ETF	759,278
97,560	iShares Core US Aggregate Bond ETF	10,690,625
18,970	iShares MSCI EAFE Index Fund	1,087,360
22,170	iShares S&P 500 Growth Index Fund	2,389,926
17,980	iShares S&P 500 Value Index Fund	1,510,859
1,090	iShares S&P MidCap 400 Growth Index
	Fund	171,228
3,030	iShares S&P MidCap 400 Value Index
	Fund	349,541
1,470	iShares S&P SmallCap 600 Growth
	Index Fund†	176,591
1,600	iShares S&P SmallCap 600 Value Index
	Fund†	167,664
	Total Exchange Traded Funds	$20,516,544

	Investment Funds — 3.1%
412,792	Dreyfus Cash Management,
	Institutional Shares, 0.06%∞Ω	412,792
226,104	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	226,104
	Total Investment Funds	$638,896

	Total Investment Securities —101.8%
	(Cost $19,558,333)	$21,155,440

	Liabilities in Excess of
	Other Assets — (1.8%)	(373,897)

	Net Assets — 100.0%	$20,781,543

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $224,419.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$20,516,544	$—	$—	$20,516,544
Investment Funds	638,896	—	—	638,896
				$21,155,440

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.6%
6,840	iShares Core S&P 500 ETF	$1,318,136
107,240	iShares Core US Aggregate Bond ETF	11,751,360
43,900	iShares MSCI EAFE Index Fund	2,516,348
53,680	iShares S&P 500 Growth Index Fund	5,786,704
43,610	iShares S&P 500 Value Index Fund	3,664,548
5,000	iShares S&P MidCap 400 Growth Index
	Fund	785,450
8,760	iShares S&P MidCap 400 Value Index
	Fund	1,010,554
2,010	iShares S&P SmallCap 600 Growth
	Index Fund	241,461
4,670	iShares S&P SmallCap 600 Value Index
	Fund†	489,369
	Total Exchange Traded Funds	$27,563,930

	Investment Funds — 2.8%
305,287	Dreyfus Cash Management,
	Institutional Shares, 0.06%∞Ω	305,287
475,636	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	475,636
	Total Investment Funds	$780,923

	Total Investment Securities —101.4%
	(Cost $25,315,714)	$28,344,853

	Liabilities in Excess of
	Other Assets — (1.4%)	(387,988)

	Net Assets — 100.0%	$27,956,865

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $471,764.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$27,563,930	$—	$—	$27,563,930
Investment Funds	780,923	—	—	780,923
				$28,344,853

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2015 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act.”) Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio, geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with remaining maturities of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts—The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes

Notes to Portfolios of Investments (Unaudited) (Continued)

in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2015, the Active Bond Fund did not hold any futures contracts.

Swap Contracts—The Active Bond Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). The Fund does not intend to trade above the de minimis limitation, and

Notes to Portfolios of Investments (Unaudited) (Continued)

the Fund’s investment advisor has claimed an exemption from registering with the CFTC as a commodity pool operator and an exemption from registering with the CFTC as a commodity trading advisor.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Derivative instruments and hedging activities—The following table sets forth the fair value of the Active Bond Fund’s derivative financial instruments by primary risk exposure as of September 30, 2015:

Fair Value of Derivative Investments

As of September 30, 2015

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Swap Agreements - Credit Contracts*	$9,004	$—

*	Variation margin reported in the Portfolio of Investments is the cumulative unrealized appreciation (depreciation).

For the period ended September 30, 2015, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active
Bond
Fund
Credit contracts:
Credit Default Swaps	$600,000

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

Notes to Portfolios of Investments (Unaudited) (Continued)

As of September 30, 2015, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
High Yield Fund	Corporate Bonds	$167,812	$240,082	$72,270
Aggressive ETF Fund	Exchange Traded Funds	1,016,823	1,024,629	7,806
Conservative ETF Fund	Exchange Traded Funds	224,419	226,104	1,685
Moderate ETF Fund	Exchange Traded Funds	471,764	475,636	3,872

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Funds. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2015, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$46,821,334	$558,332	$(1,381,777)	$(823,445)
Baron Small Cap Growth Fund	16,176,167	6,701,598	(1,404,884)	5,296,714
High Yield Fund	11,351,508	45,827	(1,082,533)	(1,036,706)
Large Cap Core Equity Fund	27,901,754	3,585,576	(1,469,478)	2,116,098
Focused Fund	23,270,056	41,405	(917,325)	(875,920)
Third Avenue Value Fund	20,565,745	552,100	(1,981,303)	(1,429,203)
Aggressive ETF Fund	20,174,058	1,765,868	(357,801)	1,408,067
Conservative ETF Fund	19,558,333	1,615,978	(18,871)	1,597,107
Moderate ETF Fund	25,315,714	3,348,390	(319,251)	3,029,139

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date November 23, 2015

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date November 23, 2015

* Print the name and title of each signing officer under his or her signature.